September 1, 2020

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:	Allianz Funds (Registration Nos. 33-36528 and 811-06161) and Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167) (together, the “Trusts”)

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Trusts pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a meeting of shareholders of the Trusts (the “Meeting”): (i) a notice of meeting, (ii) a preliminary proxy statement and (iii) forms of proxy cards. The Meeting is being called for the purposes described in the enclosed notice of meeting.

The Trusts expect to begin mailing the definitive proxy materials to shareholders on or about September 14, 2020.

Please direct any questions you may have with respect to this filing to me at (617) 951-7591 or Dave Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Regards,

/s/ Angela C. Jaimes

Angela C. Jaimes, Esq.

cc:	Thomas J. Fuccillo, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.